LINES OF CREDIT	6 Months Ended
Jun. 30, 2024
Lines Of Credit
LINES OF CREDIT

Note 13. LINES OF CREDIT

In December 2023, we entered into a $2,000,000 variable rate line of credit with JP Morgan Chase Bank, N.A. The purpose of the new line of credit was to consolidate the balances outstanding on the note payable and the previous line of credit, which had matured. The line of credit matures on December 31, 2024. The line of credit has an annual interest rate computed at the Adjusted SOFR (Secured Overnight Financing Rate) Rate and at a rate of 3.00% above the SOFR Rate. The Adjusted SOFR rate means the sum of the Applicable margin (3.50% per annum) plus the SOFR rate applicable to the interest period plus the Unsecured to Secured Rate Adjustment.

The line of credit was secured by a pledge of $2,100,000 in the Company’s deposit accounts (restricted cash) at JP Morgan Chase. As of June 30, 2024 and December 31, 2023, the balance outstanding on the line of credit was $802,738.

During February 2023, the Company entered into a variable rate line of credit with Morgan Stanley which is secured by the marketable securities held in our brokerage account. As of June 30, 2024 and December 31, 2023, the balance outstanding was $10,114 and $1,980,937, at a rate of 7.21%, respectively, as the Company paid off the majority of the line of credit during the three months ended March 31, 2024.